TRADE RECEIVABLES - Summary of Trade Accounts Receivables (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade and other receivables [abstract]
Accounts receivable	$ 9,125,903	$ 8,034,899
Accounts receivable in litigations	412,945	121,016
Notes receivable	5,395	59,803
Foreign customers	5,739	5,775
Subtotal	9,549,982	8,221,493
Allowance for doubtful accounts	(426,810)	(506,076)
Trade accounts receivable	$ 9,123,172	$ 7,715,417